Schedule of Investments (unaudited) September 30, 2019	iShares Russell 1000 Large-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$358,037,975

Total Investments (Cost — $263,277,525) — 100.0%	358,037,975

Liabilities in Excess of Other Assets — (0.0)%	(115,801)

Net Assets — 100.0%	$357,922,174

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $358,037,975 and 2.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.9%

Aerospace & Defense — 2.5%
Arconic, Inc.	192,490	$5,004,740
Boeing Co.	252,527	96,078,948
Curtiss-Wright Corp.(a)	20,691	2,676,795
General Dynamics Corp.(a)	121,264	22,158,571
HEICO Corp.(a)	17,512	2,186,899
HEICO Corp., Class A	35,308	3,435,821
Hexcel Corp.(a)	39,207	3,220,071
Huntington Ingalls Industries, Inc.(a)	19,707	4,173,745
L3Harris Technologies, Inc.	105,090	21,925,978
Lockheed Martin Corp.	117,970	46,015,378
Northrop Grumman Corp.	75,165	28,171,090
Raytheon Co.(a)	132,888	26,071,297
Spirit AeroSystems Holdings, Inc., Class A	47,737	3,925,891
Teledyne Technologies, Inc.(b)	16,866	5,430,683
Textron, Inc.(a)	109,042	5,338,696
TransDigm Group, Inc.(a)	23,464	12,217,001
United Technologies Corp.	386,947	52,826,004

		340,857,608

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	62,883	5,331,221
Expeditors International of Washington, Inc.(a)	81,089	6,024,102
FedEx Corp.(a)	114,899	16,725,847
United Parcel Service, Inc., Class B	333,145	39,917,434
XPO Logistics, Inc.(a)(b)	42,483	3,040,508

		71,039,112

Airlines — 0.4%
Alaska Air Group, Inc.(a)	55,919	3,629,702
American Airlines Group, Inc.(a)	191,689	5,169,852
Copa Holdings SA, Class A(a)	14,161	1,398,399
Delta Air Lines, Inc.	278,438	16,038,029
JetBlue Airways Corp.(b)	145,335	2,434,361
Southwest Airlines Co.	230,852	12,468,316
United Airlines Holdings, Inc.(b)	113,455	10,030,557

		51,169,216

Auto Components — 0.2%
Aptiv PLC(a)	121,229	10,597,839
BorgWarner, Inc.	95,278	3,494,797
Gentex Corp.	122,538	3,374,084
Goodyear Tire & Rubber Co.	118,824	1,711,660
Lear Corp.(a)	28,978	3,416,506

		22,594,886

Automobiles — 0.4%
Ford Motor Co.(a)	1,846,709	16,915,854
General Motors Co.	590,379	22,127,405
Harley-Davidson, Inc.(a)	75,324	2,709,404
Tesla, Inc.(a)(b)	66,603	16,042,665

Security	Shares	Value

Automobiles (continued)
Thor Industries, Inc.(a)	27,643	$1,565,700

		59,361,028

Banks — 5.2%
Associated Banc-Corp	73,078	1,479,830
Bank of America Corp.	4,017,868	117,201,210
Bank of Hawaii Corp.(a)	18,581	1,596,665
Bank OZK(a)	57,786	1,575,824
BankUnited, Inc.(a)	42,374	1,424,614
BB&T Corp.(a)	364,570	19,457,101
BOK Financial Corp.(a)	15,956	1,262,917
CIT Group, Inc.(a)	44,306	2,007,505
Citigroup, Inc.	1,095,579	75,682,597
Citizens Financial Group, Inc.	219,674	7,769,869
Comerica, Inc.(a)	71,982	4,750,092
Commerce Bancshares, Inc.(a)	47,007	2,850,975
Cullen/Frost Bankers, Inc.(a)	28,357	2,511,012
East West Bancorp, Inc.	71,292	3,157,523
Fifth Third Bancorp	351,658	9,628,396
First Citizens BancShares, Inc., Class A(a)	3,313	1,562,245
First Hawaiian, Inc.(a)	68,030	1,816,401
First Horizon National Corp.(a)	155,035	2,511,567
First Republic Bank(a)	78,482	7,589,209
FNB Corp.(a)	164,449	1,896,097
Huntington Bancshares, Inc.(a)	498,246	7,109,970
JPMorgan Chase & Co.	1,516,877	178,521,254
KeyCorp	474,354	8,462,475
M&T Bank Corp.	65,207	10,300,750
PacWest Bancorp(a)	52,922	1,923,186
People’s United Financial, Inc.	186,523	2,916,287
Pinnacle Financial Partners, Inc.(a)	35,816	2,032,558
PNC Financial Services Group, Inc.(a)	212,073	29,724,152
Popular, Inc.	43,860	2,371,949
Prosperity Bancshares, Inc.(a)	30,064	2,123,420
Regions Financial Corp.	479,839	7,591,053
Signature Bank	26,656	3,177,928
Sterling Bancorp(a)	96,029	1,926,342
SunTrust Banks, Inc.	208,404	14,338,195
SVB Financial Group(b)	24,810	5,184,050
Synovus Financial Corp.(a)	73,901	2,642,700
TCF Financial Corp.(a)(b)	72,846	2,773,247
Texas Capital Bancshares, Inc.(b)	22,922	1,252,687
U.S. Bancorp(a)	685,055	37,910,944
Umpqua Holdings Corp.(a)	109,831	1,807,818
Webster Financial Corp.	45,042	2,111,119
Wells Fargo & Co.	1,919,537	96,821,446
Western Alliance Bancorp(a)	43,850	2,020,608
Wintrust Financial Corp.	26,036	1,682,707
Zions Bancorp. NA(a)	85,292	3,797,200

		698,255,694

Beverages — 1.7%
Brown-Forman Corp., Class A	22,750	1,359,312

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B(a)	79,943	$5,018,822
Coca-Cola Co.(a)	1,829,036	99,572,720
Constellation Brands, Inc., Class A(a)	75,789	15,709,544
Keurig Dr Pepper, Inc.(a)	93,830	2,563,436
Molson Coors Brewing Co., Class B(a)	80,455	4,626,162
Monster Beverage Corp.(b)	181,580	10,542,535
PepsiCo, Inc.	668,310	91,625,301

		231,017,832

Biotechnology — 2.2%
AbbVie, Inc.(a)	705,536	53,423,186
Agios Pharmaceuticals, Inc.(a)(b)	24,930	807,732
Alexion Pharmaceuticals, Inc.(b)	101,453	9,936,307
Alkermes PLC(b)	71,099	1,387,141
Alnylam Pharmaceuticals, Inc.(a)(b)	51,147	4,113,242
Amgen, Inc.	289,041	55,932,324
Biogen, Inc.(b)	92,090	21,440,394
BioMarin Pharmaceutical, Inc.(b)	83,322	5,615,903
Bluebird Bio, Inc.(a)(b)	25,390	2,331,310
Celgene Corp.(b)	335,967	33,361,523
Exact Sciences Corp.(b)	60,386	5,457,083
Exelixis, Inc.(b)	139,527	2,467,535
Gilead Sciences, Inc.	608,565	38,570,850
Incyte Corp.(a)(b)	85,781	6,367,524
Ionis Pharmaceuticals, Inc.(b)	60,486	3,623,716
Moderna, Inc.(a)(b)	97,200	1,547,424
Neurocrine Biosciences, Inc.(b)	42,263	3,808,319
Regeneron Pharmaceuticals, Inc.(b)	38,436	10,662,146
Sage Therapeutics, Inc.(a)(b)	23,609	3,312,106
Sarepta Therapeutics, Inc.(b)	32,896	2,477,727
Seattle Genetics, Inc.(a)(b)	54,722	4,673,259
United Therapeutics Corp.(b)	21,009	1,675,468
Vertex Pharmaceuticals, Inc.(b)	122,087	20,683,979

		293,676,198

Building Products — 0.3%
Allegion PLC	45,366	4,702,186
AO Smith Corp.(a)	66,918	3,192,658
Armstrong World Industries, Inc.	21,941	2,121,695
Fortune Brands Home & Security, Inc.	67,809	3,709,152
Johnson Controls International PLC(a)	379,512	16,656,782
Lennox International, Inc.(a)	16,344	3,971,102
Masco Corp.(a)	137,921	5,748,547
Owens Corning(a)	49,413	3,122,901
Resideo Technologies, Inc.(a)(b)	57,907	830,965

		44,055,988

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	23,212	1,934,720
Ameriprise Financial, Inc.(a)	63,913	9,401,602
Bank of New York Mellon Corp.	406,161	18,362,539
BGC Partners, Inc., Class A(a)	151,735	834,543
BlackRock, Inc.(a)(e)	55,702	24,823,039
Cboe Global Markets, Inc.(a)	53,035	6,094,252
Charles Schwab Corp.(a)	568,636	23,786,044

Security	Shares	Value

Capital Markets (continued)
CME Group, Inc.(a)	167,813	$35,465,599
E*Trade Financial Corp.	118,592	5,181,285
Eaton Vance Corp.	52,909	2,377,201
Evercore, Inc., Class A	18,456	1,478,326
Franklin Resources, Inc.(a)	130,501	3,766,259
Goldman Sachs Group, Inc.	156,022	32,332,439
Intercontinental Exchange, Inc.	264,504	24,405,784
Invesco Ltd.(a)	191,292	3,240,487
Janus Henderson Group PLC(a)	42,881	963,107
Lazard Ltd., Class A	51,262	1,794,170
Legg Mason, Inc.(a)	39,092	1,492,923
LPL Financial Holdings, Inc.(a)	39,983	3,274,608
MarketAxess Holdings, Inc.(a)	17,642	5,777,755
Moody’s Corp.(a)	77,482	15,870,638
Morgan Stanley(a)	574,757	24,524,881
MSCI, Inc.	38,706	8,428,232
Nasdaq, Inc.	54,003	5,365,198
Northern Trust Corp.(a)	93,517	8,727,006
Raymond James Financial, Inc.(a)	59,272	4,887,569
S&P Global, Inc.(a)	116,754	28,602,395
SEI Investments Co.(a)	60,584	3,589,905
State Street Corp.	175,842	10,408,088
T. Rowe Price Group, Inc.(a)	108,365	12,380,701
TD Ameritrade Holding Corp.(a)	130,504	6,094,537
Virtu Financial, Inc., Class A(a)	27,179	444,648

		336,110,480

Chemicals — 1.9%
Air Products & Chemicals, Inc.	104,667	23,221,421
Albemarle Corp.(a)	48,100	3,343,912
Ashland Global Holdings, Inc.(a)	29,670	2,286,074
Axalta Coating Systems Ltd.(a)(b)	93,266	2,811,970
Cabot Corp.(a)	30,544	1,384,254
Celanese Corp.(a)	59,715	7,302,547
CF Industries Holdings, Inc.	105,111	5,171,461
Chemours Co.(a)	71,584	1,069,465
Corteva, Inc.(a)(b)	358,337	10,033,436
Dow, Inc.(a)(b)	353,974	16,866,861
DuPont de Nemours, Inc.	356,175	25,398,839
Eastman Chemical Co.	64,839	4,787,063
Ecolab, Inc.	119,900	23,744,996
Element Solutions, Inc.(b)	111,683	1,136,933
FMC Corp.(a)	60,683	5,320,686
Huntsman Corp.	104,039	2,419,947
International Flavors & Fragrances, Inc.(a)	51,361	6,301,481
Linde PLC(a)	258,901	50,154,302
LyondellBasell Industries NV, Class A(a)	139,259	12,459,503
Mosaic Co.	162,043	3,321,882
NewMarket Corp.	3,234	1,526,739
Olin Corp.(a)	72,267	1,352,838
PPG Industries, Inc.	112,290	13,307,488
RPM International, Inc.(a)	59,909	4,122,338

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.(a)	19,170	$1,951,889
Sherwin-Williams Co.(a)	39,474	21,705,568
Valvoline, Inc.	84,376	1,858,803
Versum Materials, Inc.	53,277	2,819,952
Westlake Chemical Corp.(a)	15,242	998,656
WR Grace & Co.(a)	26,890	1,795,176

		259,976,480

Commercial Services & Supplies — 0.5%
ADT, Inc.(a)	39,296	246,386
Cintas Corp.(a)	40,913	10,968,775
Clean Harbors, Inc.(b)	24,197	1,868,008
Copart, Inc.(a)(b)	93,715	7,528,126
IAA, Inc.(b)	63,921	2,667,423
KAR Auction Services, Inc.(a)	58,269	1,430,504
Republic Services, Inc.(a)	102,076	8,834,678
Rollins, Inc.(a)	68,001	2,316,794
Stericycle, Inc.(b)	40,719	2,073,819
Waste Management, Inc.(a)	202,136	23,245,640

		61,180,153

Communications Equipment — 1.1%
Arista Networks, Inc.(a)(b)	28,283	6,757,374
Ciena Corp.(a)(b)	70,739	2,775,091
Cisco Systems, Inc.	2,044,114	100,999,673
CommScope Holding Co., Inc.(a)(b)	92,581	1,088,752
EchoStar Corp., Class A(a)(b)	24,263	961,300
F5 Networks, Inc.(b)	27,560	3,869,975
Juniper Networks, Inc.	165,161	4,087,735
Motorola Solutions, Inc.(a)	77,364	13,183,599
Palo Alto Networks, Inc.(a)(b)	44,958	9,163,789
Ubiquiti, Inc.(a)	7,456	881,747
ViaSat, Inc.(a)(b)	25,224	1,899,872

		145,668,907

Construction & Engineering — 0.1%
AECOM(b)	72,734	2,731,889
Fluor Corp.(a)	67,551	1,292,251
Jacobs Engineering Group, Inc.	63,240	5,786,460
Quanta Services, Inc.(a)	66,022	2,495,631

		12,306,231

Construction Materials — 0.2%
Eagle Materials, Inc.(a)	22,651	2,038,817
Martin Marietta Materials, Inc.	29,655	8,128,435
Vulcan Materials Co.	62,749	9,490,159

		19,657,411

Consumer Finance — 0.7%
Ally Financial, Inc.	188,709	6,257,590
American Express Co.(a)	324,209	38,347,441
Capital One Financial Corp.	222,578	20,250,146
Credit Acceptance Corp.(b)	4,850	2,237,354
Discover Financial Services(a)	151,927	12,319,760
Navient Corp.(a)	102,171	1,307,789

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings, Inc.	32,596	$1,195,621
Santander Consumer USA Holdings, Inc.(a)	49,708	1,268,051
SLM Corp.	208,224	1,837,577
Synchrony Financial(a)	324,363	11,057,535

		96,078,864

Containers & Packaging — 0.4%
AptarGroup, Inc.	29,401	3,482,548
Ardagh Group SA	6,425	100,744
Avery Dennison Corp.(a)	40,686	4,620,709
Ball Corp.	157,719	11,483,520
Berry Global Group, Inc.(b)	59,936	2,353,687
Crown Holdings, Inc.(a)(b)	60,244	3,979,719
Graphic Packaging Holding Co.	136,660	2,015,735
International Paper Co.(a)	184,992	7,736,365
Owens-Illinois, Inc.	63,596	653,131
Packaging Corp. of America(a)	45,255	4,801,555
Sealed Air Corp.(a)	74,294	3,083,944
Silgan Holdings, Inc.(a)	35,936	1,079,338
Sonoco Products Co.(a)	47,098	2,741,575
Westrock Co.(a)	121,860	4,441,797

		52,574,367

Distributors — 0.1%
Genuine Parts Co.(a)	66,034	6,576,326
LKQ Corp.(b)	151,191	4,754,957
Pool Corp.(a)	18,418	3,714,911

		15,046,194

Diversified Consumer Services — 0.2%
2U, Inc.(b)	24,787	403,532
Bright Horizons Family Solutions, Inc.(a)(b)	26,637	4,062,143
frontdoor, Inc.(b)	41,792	2,029,837
Graham Holdings Co., Class B	2,130	1,413,149
Grand Canyon Education, Inc.(a)(b)	22,371	2,196,832
H&R Block, Inc.(a)	95,640	2,259,017
Service Corp. International(a)	82,963	3,966,461
ServiceMaster Global Holdings, Inc.(b)	64,797	3,622,152

		19,953,123

Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.(a)	138,749	3,074,678
Berkshire Hathaway, Inc., Class B(b)	927,233	192,883,009
FactSet Research Systems, Inc.(a)	17,431	4,235,210
Interactive Brokers Group, Inc., Class A(a)	32,189	1,731,125
Jefferies Financial Group, Inc.(a)	120,223	2,212,103
Morningstar, Inc.(a)	9,274	1,355,302
Voya Financial, Inc.(a)	66,862	3,639,967

		209,131,394

Diversified Telecommunication Services — 2.0%
AT&T, Inc.(a)	3,483,411	131,812,272

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc.(a)	520,894	$6,500,757
Verizon Communications, Inc.	1,974,653	119,190,055
Zayo Group Holdings, Inc.(b)	105,720	3,583,908

		261,086,992

Electric Utilities — 2.0%
Alliant Energy Corp.(a)	112,673	6,076,455
American Electric Power Co., Inc.	235,224	22,038,137
Avangrid, Inc.(a)	29,257	1,528,678
Duke Energy Corp.	348,242	33,382,478
Edison International	166,977	12,593,405
Entergy Corp.(a)	94,713	11,115,518
Evergy, Inc.(a)	115,610	7,695,002
Eversource Energy(a)	154,368	13,193,833
Exelon Corp.(a)	461,656	22,302,601
FirstEnergy Corp.(a)	252,827	12,193,846
Hawaiian Electric Industries, Inc.(a)	54,040	2,464,764
IDACORP, Inc.	25,122	2,830,496
NextEra Energy, Inc.(a)	228,272	53,185,093
OGE Energy Corp.	92,611	4,202,687
PG&E Corp.(b)	242,526	2,425,260
Pinnacle West Capital Corp.	53,141	5,158,397
PPL Corp.	343,719	10,823,711
Southern Co.	498,136	30,769,861
Xcel Energy, Inc.(a)	243,438	15,796,692

		269,776,914

Electrical Equipment — 0.5%
Acuity Brands, Inc.	18,944	2,553,462
AMETEK, Inc.	107,237	9,846,501
Eaton Corp. PLC(a)	201,744	16,775,014
Emerson Electric Co.(a)	292,476	19,554,945
GrafTech International Ltd.(a)	31,392	401,818
Hubbell, Inc.	25,969	3,412,327
nVent Electric PLC(a)	71,057	1,566,096
Regal-Beloit Corp.	20,675	1,506,174
Rockwell Automation, Inc.(a)	55,803	9,196,334
Sensata Technologies Holding PLC(a)(b)	73,706	3,689,722

		68,502,393

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(a)	137,383	13,257,460
Arrow Electronics, Inc.(a)(b)	40,032	2,985,587
Avnet, Inc.(a)	51,693	2,299,563
CDW Corp.(a)	67,678	8,340,637
Cognex Corp.	78,796	3,871,248
Coherent, Inc.(a)(b)	11,192	1,720,434
Corning, Inc.(a)	367,649	10,485,350
Dolby Laboratories, Inc., Class A	30,921	1,998,733
FLIR Systems, Inc.(a)	61,895	3,255,058
IPG Photonics Corp.(b)	16,053	2,176,787
Jabil, Inc.(a)	74,187	2,653,669
Keysight Technologies, Inc.(b)	88,485	8,605,166
Littelfuse, Inc.(a)	11,995	2,126,833

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	59,875	$2,514,151
SYNNEX Corp.	18,677	2,108,633
Trimble, Inc.(b)	119,885	4,652,737
Universal Display Corp.	19,770	3,319,383
Zebra Technologies Corp., Class A(a)(b)	25,933	5,351,793

		81,723,222

Energy Equipment & Services — 0.3%
Apergy Corp.(a)(b)	40,209	1,087,653
Baker Hughes a GE Co.	300,689	6,975,985
Halliburton Co.	411,220	7,751,497
Helmerich & Payne, Inc.	51,067	2,046,255
National Oilwell Varco, Inc.(a)	184,618	3,913,902
Patterson-UTI Energy, Inc.	90,719	775,647
Schlumberger Ltd.(a)	658,466	22,499,783
Transocean Ltd.(a)(b)	279,997	1,251,587

		46,302,309

Entertainment — 0.8%
Activision Blizzard, Inc.(a)	362,349	19,175,509
Electronic Arts, Inc.(b)	140,301	13,724,244
Live Nation Entertainment, Inc.(a)(b)	60,350	4,003,619
Netflix, Inc.(a)(b)	200,953	53,779,042
Spotify Technology SA(b)	55,784	6,359,376
Take-Two Interactive Software, Inc.(b)	54,135	6,785,281
Viacom, Inc., Class A	2,454	64,442
Viacom, Inc., Class B	171,855	4,129,676
World Wrestling Entertainment, Inc., Class A(a)	19,776	1,407,062

		109,428,251

Equity Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities, Inc.	52,521	8,090,335
American Campus Communities, Inc.(a)	67,830	3,261,266
American Homes 4 Rent, Class A	123,718	3,203,059
American Tower Corp.	209,540	46,335,580
Americold Realty Trust	93,085	3,450,661
Apartment Investment & Management Co., Class A	68,204	3,556,157
Apple Hospitality REIT, Inc.(a)	96,831	1,605,458
AvalonBay Communities, Inc.	65,881	14,186,156
Boston Properties, Inc.(a)	72,637	9,418,113
Brandywine Realty Trust(a)	87,207	1,321,186
Brixmor Property Group, Inc.(a)	142,947	2,900,395
Brookfield Property REIT, Inc., Class A	49,080	1,000,741
Camden Property Trust	43,272	4,803,625
Chimera Investment Corp.(a)	87,273	1,707,060
Colony Capital, Inc.	250,345	1,507,077
Columbia Property Trust, Inc.(a)	54,962	1,162,446
CoreSite Realty Corp.	17,395	2,119,581
Corporate Office Properties Trust	46,853	1,395,282
Cousins Properties, Inc.(a)	65,983	2,480,301
Crown Castle International Corp.	196,936	27,376,073
CubeSmart(a)	94,890	3,311,661

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	54,804	$4,334,996
Digital Realty Trust, Inc.(a)	99,732	12,946,211
Douglas Emmett, Inc.	80,574	3,450,984
Duke Realty Corp.(a)	171,092	5,811,995
Empire State Realty Trust, Inc., Class A	77,941	1,112,218
EPR Properties(a)	36,137	2,777,490
Equinix, Inc.(a)	39,901	23,014,897
Equity Commonwealth	58,865	2,016,126
Equity LifeStyle Properties, Inc.	42,037	5,616,143
Equity Residential	175,018	15,097,053
Essex Property Trust, Inc.	31,125	10,166,981
Extra Space Storage, Inc.(a)	58,772	6,865,745
Federal Realty Investment Trust	35,615	4,848,626
Gaming and Leisure Properties, Inc.	93,505	3,575,631
HCP, Inc.(a)	234,255	8,346,506
Healthcare Trust of America, Inc., Class A	96,957	2,848,597
Highwoods Properties, Inc.	50,111	2,251,988
Host Hotels & Resorts, Inc.(a)	354,200	6,124,118
Hudson Pacific Properties, Inc.	73,745	2,467,508
Invitation Homes, Inc.(a)	201,528	5,967,244
Iron Mountain, Inc.	135,135	4,377,023
JBG SMITH Properties	55,967	2,194,466
Kilroy Realty Corp.(a)	46,894	3,652,574
Kimco Realty Corp.	197,416	4,122,046
Lamar Advertising Co., Class A(a)	38,953	3,191,419
Liberty Property Trust(a)	73,644	3,780,147
Life Storage, Inc.	22,221	2,342,316
Macerich Co.(a)	66,302	2,094,480
Medical Properties Trust, Inc.(a)	215,103	4,207,415
MFA Financial, Inc.(a)	211,876	1,559,407
Mid-America Apartment Communities, Inc.	53,539	6,960,605
National Retail Properties, Inc.	78,648	4,435,747
New Residential Investment Corp.	195,799	3,070,128
Omega Healthcare Investors, Inc.(a)	100,965	4,219,327
Outfront Media, Inc.	64,473	1,791,060
Paramount Group, Inc.(a)	85,764	1,144,949
Park Hotels & Resorts, Inc.(a)	113,524	2,834,694
Prologis, Inc.(a)	298,324	25,423,171
Public Storage	70,664	17,331,759
Rayonier, Inc.(a)	63,500	1,790,700
Realty Income Corp.(a)	151,658	11,629,135
Regency Centers Corp.	81,103	5,635,848
Retail Properties of America, Inc., Class A(a)	110,576	1,362,296
SBA Communications Corp.	53,735	12,958,195
Service Properties Trust(a)	79,912	2,060,931
Simon Property Group, Inc.(a)	146,200	22,756,030
SITE Centers Corp.	60,283	910,876
SL Green Realty Corp.	38,595	3,155,141
Spirit Realty Capital, Inc.(a)	42,816	2,049,174
Starwood Property Trust, Inc.(a)	131,719	3,190,234
STORE Capital Corp.(a)	98,320	3,678,151

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	42,162	$6,258,949
Taubman Centers, Inc.	26,329	1,075,013
UDR, Inc.(a)	138,589	6,718,795
Ventas, Inc.(a)	177,418	12,956,837
VEREIT, Inc.(a)	466,516	4,562,527
VICI Properties, Inc.	219,861	4,979,852
Vornado Realty Trust	81,673	5,200,120
Weingarten Realty Investors	56,750	1,653,128
Welltower, Inc.	194,315	17,614,655
Weyerhaeuser Co.(a)	351,741	9,743,226
WP Carey, Inc.	81,268	7,273,486

		521,779,302

Food & Staples Retailing — 1.5%
Casey’s General Stores, Inc.(a)	17,657	2,845,602
Costco Wholesale Corp.	209,638	60,398,804
Grocery Outlet Holding Corp.(b)	9,030	313,160
Kroger Co.(a)	383,109	9,876,550
Sprouts Farmers Market, Inc.(b)	54,669	1,057,299
Sysco Corp.(a)	227,545	18,067,073
U.S. Foods Holding Corp.(b)	100,569	4,133,386
Walgreens Boots Alliance, Inc.(a)	367,705	20,337,764
Walmart, Inc.	670,003	79,515,956

		196,545,594

Food Products — 1.2%
Archer-Daniels-Midland Co.(a)	265,760	10,914,763
Beyond Meat, Inc.(a)(b)	5,971	887,410
Bunge Ltd.	63,677	3,605,392
Campbell Soup Co.	80,765	3,789,494
Conagra Brands, Inc.(a)	229,989	7,056,063
Flowers Foods, Inc.(a)	89,418	2,068,238
General Mills, Inc.	286,557	15,795,022
Hain Celestial Group, Inc.(a)(b)	39,847	855,714
Hershey Co.(a)	68,572	10,627,974
Hormel Foods Corp.(a)	133,480	5,837,080
Ingredion, Inc.	32,033	2,618,378
J.M. Smucker Co.(a)	51,268	5,640,505
Kellogg Co.(a)	118,617	7,633,004
Kraft Heinz Co.(a)	296,019	8,269,291
Lamb Weston Holdings, Inc.(a)	69,016	5,018,844
McCormick & Co., Inc.(a)	58,985	9,219,356
Mondelez International, Inc., Class A(a)	678,429	37,530,692
Pilgrim’s Pride Corp.(b)	28,135	901,586
Post Holdings, Inc.(b)	31,767	3,362,219
TreeHouse Foods, Inc.(b)	27,098	1,502,584
Tyson Foods, Inc., Class A(a)	138,214	11,905,754

		155,039,363

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	54,491	6,205,980
National Fuel Gas Co.(a)	37,728	1,770,198

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	97,860	$4,919,422

		12,895,600

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	821,619	68,744,862
ABIOMED, Inc.(a)(b)	20,348	3,619,706
Align Technology, Inc.(a)(b)	38,269	6,923,627
Baxter International, Inc.	229,872	20,106,904
Becton Dickinson & Co.(a)	127,980	32,373,821
Boston Scientific Corp.(b)	659,340	26,828,544
Cantel Medical Corp.(a)	17,701	1,324,035
Cooper Cos., Inc.	23,343	6,932,871
Danaher Corp.	303,665	43,858,336
DENTSPLY SIRONA, Inc.(a)	107,280	5,719,097
DexCom, Inc.(a)(b)	42,957	6,410,903
Edwards Lifesciences Corp.(b)	98,792	21,725,349
Hill-Rom Holdings, Inc.	32,346	3,403,769
Hologic, Inc.(b)	125,040	6,313,269
ICU Medical, Inc.(a)(b)	8,920	1,423,632
IDEXX Laboratories, Inc.(b)	39,916	10,854,358
Insulet Corp.(a)(b)	27,559	4,545,306
Integra LifeSciences Holdings Corp.(a)(b)	34,147	2,051,210
Intuitive Surgical, Inc.(a)(b)	54,386	29,364,633
Masimo Corp.(b)	21,926	3,262,369
Medtronic PLC	640,300	69,549,386
ResMed, Inc.(a)	67,000	9,052,370
STERIS PLC	39,079	5,646,525
Stryker Corp.(a)	163,746	35,418,260
Teleflex, Inc.	21,882	7,434,409
Varian Medical Systems, Inc.(a)(b)	42,674	5,082,047
West Pharmaceutical Services, Inc.	35,489	5,033,050
Zimmer Biomet Holdings, Inc.(a)	97,162	13,337,428

		456,340,076

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	41,453	1,288,359
AmerisourceBergen Corp.(a)	73,211	6,027,462
Anthem, Inc.(a)	123,133	29,564,233
Cardinal Health, Inc.(a)	142,843	6,740,761
Centene Corp.(b)	194,070	8,395,468
Chemed Corp.	7,407	3,092,941
Cigna Corp.(b)	176,783	26,833,892
Covetrus, Inc.(a)(b)	44,670	531,126
CVS Health Corp.(a)	619,406	39,065,936
DaVita, Inc.(a)(b)	60,568	3,456,616
Encompass Health Corp.(a)	46,965	2,971,945
Guardant Health, Inc.(b)	15,522	990,769
HCA Healthcare, Inc.(a)	129,044	15,539,479
Henry Schein, Inc.(b)	71,797	4,559,110
Humana, Inc.(a)	63,436	16,218,682
Laboratory Corp. of America Holdings(b)	46,420	7,798,560
McKesson Corp.	90,131	12,317,303

Security	Shares	Value

Health Care Providers & Services (continued)
MEDNAX, Inc.(a)(b)	38,070	$861,143
Molina Healthcare, Inc.(a)(b)	28,227	3,097,066
Penumbra, Inc.(a)(b)	15,426	2,074,643
Premier, Inc., Class A(a)(b)	21,875	632,625
Quest Diagnostics, Inc.(a)	62,775	6,718,808
UnitedHealth Group, Inc.	450,949	98,000,237
Universal Health Services, Inc., Class B	38,550	5,734,313
WellCare Health Plans, Inc.(b)	23,643	6,127,556

		308,639,033

Health Care Technology — 0.2%
Cerner Corp.(a)	152,289	10,381,541
Change Healthcare, Inc.(b)	23,069	278,674
Medidata Solutions, Inc.(b)	27,567	2,522,380
Veeva Systems, Inc., Class A(a)(b)	61,717	9,423,569

		22,606,164

Hotels, Restaurants & Leisure — 2.1%
Aramark(a)	118,787	5,176,737
Caesars Entertainment Corp.(b)	261,643	3,050,757
Carnival Corp.	188,981	8,260,360
Chipotle Mexican Grill, Inc.(b)	12,034	10,114,216
Choice Hotels International, Inc.(a)	15,480	1,377,101
Darden Restaurants, Inc.(a)	58,869	6,959,493
Domino’s Pizza, Inc.(a)	19,389	4,742,356
Dunkin’ Brands Group, Inc.	38,470	3,052,979
Extended Stay America, Inc.	91,249	1,335,885
Hilton Grand Vacations, Inc.(a)(b)	44,098	1,411,136
Hilton Worldwide Holdings, Inc.(a)	136,735	12,731,396
Hyatt Hotels Corp., Class A(a)	18,022	1,327,681
International Game Technology PLC(a)	55,334	786,296
Las Vegas Sands Corp.	161,988	9,356,427
Marriott International, Inc., Class A(a)	132,401	16,466,712
McDonald’s Corp.	366,110	78,607,478
MGM Resorts International	247,550	6,862,086
Norwegian Cruise Line Holdings Ltd.(b)	103,308	5,348,255
Planet Fitness, Inc., Class A(a)(b)	38,344	2,218,967
Royal Caribbean Cruises Ltd.	80,949	8,769,205
Six Flags Entertainment Corp.(a)	36,963	1,877,351
Starbucks Corp.	573,930	50,746,891
Vail Resorts, Inc.(a)	19,089	4,343,893
Wendy’s Co.	91,693	1,832,026
Wyndham Destinations, Inc.(a)	45,887	2,111,720
Wyndham Hotels & Resorts, Inc.(a)	45,826	2,371,037
Wynn Resorts Ltd.(a)	46,792	5,087,226
Yum China Holdings, Inc.	169,860	7,716,740
Yum! Brands, Inc.	146,227	16,586,529

		280,628,936

Household Durables — 0.4%
D.R. Horton, Inc.(a)	163,554	8,620,931
Garmin Ltd.(a)	69,667	5,900,098
Leggett & Platt, Inc.(a)	60,271	2,467,495
Lennar Corp., Class A(a)	132,492	7,399,678
Lennar Corp., Class B	10,779	478,264

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Mohawk Industries, Inc.(b)	27,275	$3,384,009
Newell Brands, Inc.(a)	174,297	3,262,840
NVR, Inc.(b)	1,498	5,568,590
PulteGroup, Inc.	119,331	4,361,548
Roku, Inc.(b)	41,197	4,192,207
Tempur Sealy International, Inc.(b)	22,517	1,738,313
Toll Brothers, Inc.(a)	64,576	2,650,845
Whirlpool Corp.(a)	29,429	4,660,377

		54,685,195

Household Products — 1.6%
Church & Dwight Co., Inc.(a)	116,779	8,786,452
Clorox Co.	59,925	9,100,810
Colgate-Palmolive Co.	399,116	29,339,017
Energizer Holdings, Inc.(a)	31,553	1,375,080
Kimberly-Clark Corp.(a)	162,541	23,088,949
Procter & Gamble Co.(a)	1,179,381	146,691,409
Spectrum Brands Holdings, Inc.	19,640	1,035,082

		219,416,799

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	309,168	5,051,805
NRG Energy, Inc.	124,933	4,947,347
Vistra Energy Corp.	200,685	5,364,310

		15,363,462

Industrial Conglomerates — 1.2%
3M Co.(a)	266,908	43,879,675
BWX Technologies, Inc.(a)	43,784	2,504,883
Carlisle Cos., Inc.(a)	26,803	3,900,909
General Electric Co.	4,129,362	36,916,496
Honeywell International, Inc.	344,725	58,327,470
Roper Technologies, Inc.	48,875	17,428,825
Seaboard Corp.	134	586,250

		163,544,508

Insurance — 2.7%
Aflac, Inc.	351,903	18,411,565
Alleghany Corp.(b)	6,775	5,404,824
Allstate Corp.(a)	156,429	17,000,704
American Financial Group, Inc.	32,116	3,463,711
American International Group, Inc.(a)	413,899	23,054,174
American National Insurance Co.	2,683	331,968
Aon PLC	113,616	21,992,649
Arch Capital Group Ltd.(b)	180,534	7,578,817
Arthur J Gallagher & Co.	87,304	7,819,819
Assurant, Inc.	28,521	3,588,512
Assured Guaranty Ltd.	44,992	2,000,344
Athene Holding Ltd., Class A(b)	76,590	3,221,375
Axis Capital Holdings Ltd.	40,019	2,670,068
Brighthouse Financial, Inc.(b)	52,917	2,141,551
Brown & Brown, Inc.(a)	109,540	3,950,012
Chubb Ltd.(a)	215,799	34,838,591
Cincinnati Financial Corp.(a)	71,107	8,296,054
CNA Financial Corp.(a)	11,537	568,197

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A(a)	11,379	$2,112,511
Everest Re Group Ltd.	18,824	5,008,878
Fidelity National Financial, Inc.	126,615	5,622,972
First American Financial Corp.	53,624	3,164,352
Globe Life, Inc.(a)	52,535	5,030,752
Hanover Insurance Group, Inc.	18,875	2,558,318
Hartford Financial Services Group, Inc.(a)	169,518	10,274,486
Kemper Corp.(a)	27,800	2,167,010
Lincoln National Corp.	93,736	5,654,156
Loews Corp.	122,746	6,318,964
Markel Corp.(b)	6,460	7,635,074
Marsh & McLennan Cos., Inc.(a)	241,059	24,117,953
Mercury General Corp.	13,156	735,157
MetLife, Inc.	383,408	18,081,521
Old Republic International Corp.(a)	135,330	3,189,728
Primerica, Inc.(a)	20,957	2,666,359
Principal Financial Group, Inc.(a)	128,926	7,366,832
Progressive Corp.	277,728	21,454,488
Prudential Financial, Inc.(a)	193,667	17,420,347
Reinsurance Group of America, Inc.	29,019	4,639,558
RenaissanceRe Holdings Ltd.	20,370	3,940,576
Travelers Cos., Inc.(a)	124,834	18,561,567
Unum Group	104,440	3,103,957
W.R. Berkley Corp.	68,400	4,940,532
White Mountains Insurance Group Ltd.	1,444	1,559,520
Willis Towers Watson PLC(a)	60,603	11,694,561

		365,353,064

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(b)	142,860	174,452,060
Alphabet, Inc., Class C(b)	145,021	176,780,599
Facebook, Inc., Class A(b)	1,140,270	203,059,282
IAC/InterActiveCorp.(b)	35,043	7,638,323
Match Group, Inc.(a)	25,542	1,824,721
Twitter, Inc.(a)(b)	359,975	14,830,970
Zillow Group, Inc., Class A(a)(b)	25,163	743,441
Zillow Group, Inc., Class C(a)(b)	56,964	1,698,666

		581,028,062

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(b)	197,339	342,562,744
Booking Holdings, Inc.(b)	20,472	40,178,552
eBay, Inc.	387,879	15,119,523
Etsy, Inc.(a)(b)	54,511	3,079,872
Expedia Group, Inc.(a)	65,827	8,847,807
GrubHub, Inc.(a)(b)	41,757	2,347,161
Qurate Retail, Inc.(b)	197,866	2,040,988
TripAdvisor, Inc.(a)(b)	49,575	1,917,561
Wayfair, Inc., Class A(a)(b)	28,345	3,178,041

		419,272,249

IT Services — 5.4%
Accenture PLC, Class A	304,092	58,492,096
Akamai Technologies, Inc.(a)(b)	76,593	6,999,068

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Alliance Data Systems Corp.(a)	20,630	$2,643,322
Amdocs Ltd.(a)	66,066	4,367,623
Automatic Data Processing, Inc.	206,323	33,304,659
Black Knight, Inc.(a)(b)	67,955	4,149,332
Booz Allen Hamilton Holding Corp.	62,832	4,462,329
Broadridge Financial Solutions, Inc.	54,445	6,774,591
CACI International, Inc., Class A(b)	11,219	2,594,506
Cognizant Technology Solutions Corp., Class A	268,232	16,165,001
CoreLogic, Inc.(a)(b)	35,997	1,665,581
DXC Technology Co.	123,715	3,649,593
EPAM Systems, Inc.(a)(b)	24,632	4,490,906
Euronet Worldwide, Inc.(b)	22,857	3,343,979
Fidelity National Information Services, Inc.	291,021	38,635,948
Fiserv, Inc.(b)	267,820	27,743,474
FleetCor Technologies, Inc.(b)	40,464	11,604,266
Gartner, Inc.(a)(b)	42,122	6,023,025
Genpact Ltd.	84,107	3,259,146
Global Payments, Inc.	142,111	22,595,649
GoDaddy, Inc., Class A(b)	84,365	5,566,403
International Business Machines Corp.	423,170	61,537,381
Jack Henry & Associates, Inc.(a)	36,116	5,271,853
Leidos Holdings, Inc.(a)	64,473	5,536,941
Mastercard, Inc., Class A	428,282	116,308,543
MongoDB, Inc.(a)(b)	19,907	2,398,395
Okta, Inc.(b)	48,677	4,792,737
Paychex, Inc.(a)	152,908	12,656,195
PayPal Holdings, Inc.(b)	560,545	58,066,857
Sabre Corp.	129,590	2,902,168
Square, Inc., Class A(b)	161,634	10,013,226
Switch, Inc., Class A(a)	29,808	465,601
Teradata Corp.(a)(b)	57,517	1,783,027
Twilio, Inc., Class A(b)	57,083	6,276,847
VeriSign, Inc.(a)(b)	49,371	9,312,852
Visa, Inc., Class A(a)	830,055	142,777,761
Western Union Co.(a)	208,229	4,824,666
WEX, Inc.(b)	20,262	4,094,342

		717,549,889

Leisure Products — 0.1%
Brunswick Corp.(a)	38,746	2,019,442
Hasbro, Inc.(a)	53,897	6,397,035
Mattel, Inc.(a)(b)	165,131	1,880,842
Polaris Industries, Inc.(a)	27,050	2,380,670

		12,677,989

Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.(b)	7,827	241,854
Agilent Technologies, Inc.	150,756	11,552,432
Avantor, Inc.(b)	111,307	1,636,213
Bio-Rad Laboratories, Inc., Class A(b)	10,473	3,484,786
Bio-Techne Corp.	17,571	3,438,118
Bruker Corp.(a)	47,525	2,087,773

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(b)	21,906	$2,899,697
Illumina, Inc.(a)(b)	69,875	21,257,373
IQVIA Holdings, Inc.(a)(b)	86,269	12,886,863
Mettler-Toledo International, Inc.(b)	11,582	8,158,361
PerkinElmer, Inc.(a)	51,771	4,409,336
PRA Health Sciences, Inc.(b)	30,280	3,004,685
QIAGEN NV(a)(b)	104,796	3,455,124
Thermo Fisher Scientific, Inc.	190,226	55,407,127
Waters Corp.(b)	32,865	7,336,454

		141,256,196

Machinery — 1.7%
AGCO Corp.(a)	29,823	2,257,601
Allison Transmission Holdings, Inc.	53,386	2,511,811
Caterpillar, Inc.(a)	262,871	33,203,236
Colfax Corp.(b)	44,816	1,302,353
Crane Co.	25,215	2,033,085
Cummins, Inc.	73,986	12,035,303
Deere & Co.(a)	151,232	25,509,814
Donaldson Co., Inc.(a)	58,722	3,058,242
Dover Corp.(a)	69,869	6,956,158
Flowserve Corp.(a)	63,215	2,952,773
Fortive Corp.	139,088	9,535,873
Gardner Denver Holdings, Inc.(a)(b)	59,596	1,685,971
Gates Industrial Corp. PLC(a)(b)	16,568	166,840
Graco, Inc.(a)	76,862	3,538,727
IDEX Corp.	35,800	5,866,904
Illinois Tool Works, Inc.	154,245	24,137,800
Ingersoll-Rand PLC	115,322	14,208,824
ITT, Inc.(a)	42,392	2,593,966
Lincoln Electric Holdings, Inc.(a)	29,635	2,571,133
Middleby Corp.(a)(b)	27,110	3,169,159
Nordson Corp.(a)	26,414	3,863,312
Oshkosh Corp.	34,253	2,596,377
PACCAR, Inc.(a)	159,905	11,194,949
Parker-Hannifin Corp.(a)	60,248	10,881,391
Pentair PLC	80,474	3,041,917
Snap-on, Inc.(a)	26,956	4,219,692
Stanley Black & Decker, Inc.	72,262	10,435,355
Timken Co.(a)	31,663	1,377,657
Toro Co.(a)	49,069	3,596,758
Trinity Industries, Inc.(a)	50,694	997,658
Valmont Industries, Inc.(a)	10,037	1,389,522
WABCO Holdings, Inc.(b)	24,811	3,318,471
Wabtec Corp.(a)	84,336	6,060,385
Woodward, Inc.	24,937	2,688,957
Xylem, Inc.(a)	86,002	6,847,479

		231,805,453

Marine — 0.0%
Kirby Corp.(b)	29,584	2,430,621

Media — 2.4%
Altice USA, Inc., Class A(a)(b)	157,688	4,522,492

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
AMC Networks, Inc., Class A(a)(b)	20,274	$996,670
Cable One, Inc.(a)	2,022	2,537,003
CBS Corp., Class B(a)	157,224	6,347,133
Charter Communications, Inc., Class A(a)(b)	76,322	31,453,823
Cinemark Holdings, Inc.	52,241	2,018,592
Comcast Corp., Class A	2,148,920	96,873,313
Discovery, Inc., Class A(a)(b)	74,562	1,985,586
Discovery, Inc., Class C(b)	166,501	4,099,255
DISH Network Corp., Class A(a)(b)	115,011	3,918,425
Fox Corp., Class A	166,953	5,264,863
Fox Corp., Class B(b)	77,600	2,447,504
GCI Liberty, Inc., Class A(b)	46,698	2,898,545
Interpublic Group of Cos., Inc.	177,919	3,835,934
John Wiley & Sons, Inc., Class A(a)	19,515	857,489
Liberty Broadband Corp., Class A(b)	12,544	1,311,099
Liberty Broadband Corp., Class C(a)(b)	49,520	5,183,258
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	14,208	562,495
Liberty Media Corp. — Liberty Formula One, Class C(b)	96,580	4,016,762
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	42,844	1,781,025
Liberty Media Corp. — Liberty SiriusXM, Class C(a)(b)	71,776	3,011,721
Lions Gate Entertainment Corp., Class A(b)	19,444	179,857
Lions Gate Entertainment Corp., Class B(b)	41,348	361,381
Madison Square Garden Co., Class A(b)	8,771	2,311,334
New York Times Co., Class A	73,564	2,095,103
News Corp., Class A	181,204	2,522,360
News Corp., Class B(a)	53,107	759,164
Nexstar Media Group, Inc., Class A	20,263	2,073,107
Omnicom Group, Inc.(a)	101,922	7,980,493
Sinclair Broadcast Group, Inc., Class A	27,357	1,169,238
Sirius XM Holdings, Inc.(a)	656,024	4,103,430
Walt Disney Co.	833,006	108,557,342

		318,035,796

Metals & Mining — 0.3%
Alcoa Corp.(a)(b)	94,543	1,897,478
Freeport-McMoRan, Inc.	693,565	6,637,417
Newmont Goldcorp Corp.(a)	391,056	14,828,844
Nucor Corp.(a)	142,756	7,267,708
Reliance Steel & Aluminum Co.(a)	31,789	3,168,092
Royal Gold, Inc.(a)	31,426	3,871,997
Southern Copper Corp.(a)	38,273	1,306,257
Steel Dynamics, Inc.(a)	99,982	2,979,464

Security	Shares	Value

Metals & Mining (continued)
United States Steel Corp.(a)	86,386	$997,758

		42,955,015

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(a)	260,478	4,191,091
Annaly Capital Management, Inc.(a)	691,535	6,085,508
Two Harbors Investment Corp.(a)	123,760	1,624,969

		11,901,568

Multi-Utilities — 1.0%
Ameren Corp.(a)	115,869	9,275,314
CenterPoint Energy, Inc.(a)	240,574	7,260,523
CMS Energy Corp.(a)	133,563	8,541,354
Consolidated Edison, Inc.	158,606	14,983,509
Dominion Energy, Inc.(a)	383,566	31,084,189
DTE Energy Co.(a)	87,912	11,688,780
MDU Resources Group, Inc.	93,744	2,642,643
NiSource, Inc.(a)	173,271	5,184,268
Public Service Enterprise Group, Inc.(a)	241,517	14,993,375
Sempra Energy(a)	131,111	19,353,295
WEC Energy Group, Inc.	151,594	14,416,589

		139,423,839

Multiline Retail — 0.5%
Dollar General Corp.	123,601	19,645,143
Dollar Tree, Inc.(a)(b)	111,394	12,716,739
Kohl’s Corp.(a)	79,522	3,949,063
Macy’s, Inc.(a)	142,074	2,207,830
Nordstrom, Inc.	51,684	1,740,200
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	24,012	1,408,064
Target Corp.(a)	236,861	25,322,809

		66,989,848

Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.(a)	102,368	757,523
Antero Resources Corp.(a)(b)	99,281	299,829
Apache Corp.(a)	182,210	4,664,576
Cabot Oil & Gas Corp.(a)	193,626	3,402,009
Centennial Resource Development, Inc., Class A(b)	75,919	342,774
Cheniere Energy, Inc.(b)	111,819	7,051,306
Chesapeake Energy Corp.(a)(b)	590,525	832,640
Chevron Corp.(a)	909,601	107,878,679
Cimarex Energy Co.(a)	50,084	2,401,027
Concho Resources, Inc.(a)	94,159	6,393,396
ConocoPhillips	536,736	30,583,217
Continental Resources, Inc.(a)(b)	38,258	1,177,964
Devon Energy Corp.(a)	200,262	4,818,304
Diamondback Energy, Inc.(a)	77,779	6,993,110
EOG Resources, Inc.(a)	276,204	20,499,861
EQT Corp.(a)	121,496	1,292,717
Equitrans Midstream Corp.(a)	93,682	1,363,073
Exxon Mobil Corp.(a)	2,019,767	142,615,748
Hess Corp.(a)	127,001	7,681,020

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	74,223	$3,981,322
Kinder Morgan, Inc.	931,393	19,196,010
Kosmos Energy Ltd.(a)	162,235	1,012,346
Marathon Oil Corp.	374,405	4,593,949
Marathon Petroleum Corp.(a)	309,622	18,809,537
Murphy Oil Corp.(a)	79,843	1,765,329
Noble Energy, Inc.(a)	227,417	5,107,786
Occidental Petroleum Corp.(a)	426,967	18,987,223
ONEOK, Inc.(a)	193,229	14,239,045
Parsley Energy, Inc., Class A	126,731	2,129,081
PBF Energy, Inc., Class A(a)	61,053	1,660,031
Phillips 66(a)	215,890	22,107,136
Pioneer Natural Resources Co.	79,192	9,959,978
Range Resources Corp.(a)	89,120	340,438
Targa Resources Corp.(a)	111,132	4,464,172
Valero Energy Corp.	199,075	16,969,153
Williams Cos., Inc.	573,353	13,794,873
WPX Energy, Inc.(b)	186,849	1,978,731

		512,144,913

Paper & Forest Products — 0.0%
Domtar Corp.(a)	26,521	949,717

Personal Products — 0.2%
Coty, Inc., Class A(a)	132,586	1,393,479
Estee Lauder Cos., Inc., Class A	102,379	20,368,302
Herbalife Nutrition Ltd.(a)(b)	45,947	1,739,553
Nu Skin Enterprises, Inc., Class A(a)	28,665	1,219,123

		24,720,457

Pharmaceuticals — 3.9%
Allergan PLC	155,853	26,228,501
Bristol-Myers Squibb Co.(a)	780,598	39,584,125
Catalent, Inc.(b)	67,718	3,227,440
Elanco Animal Health, Inc.(a)(b)	175,448	4,665,162
Eli Lilly & Co.(a)	410,332	45,887,428
Horizon Therapeutics PLC(b)	83,288	2,267,932
Jazz Pharmaceuticals PLC(b)	26,618	3,410,831
Johnson & Johnson	1,267,487	163,987,468
Merck & Co., Inc.(a)	1,228,991	103,456,462
Mylan NV(b)	241,118	4,769,314
Nektar Therapeutics(a)(b)	76,314	1,390,060
Perrigo Co. PLC(a)	60,217	3,365,528
Pfizer, Inc.	2,654,484	95,375,610
Zoetis, Inc.	227,414	28,333,510

		525,949,371

Professional Services — 0.5%
CoStar Group, Inc.(b)	16,933	10,044,656
Equifax, Inc.(a)	56,796	7,989,493
IHS Markit Ltd.(b)	190,442	12,736,761
ManpowerGroup, Inc.(a)	28,955	2,439,169
Nielsen Holdings PLC(a)	163,486	3,474,077
Paylocity Holding Corp.(a)(b)	14,636	1,428,181
Robert Half International, Inc.(a)	53,390	2,971,687

Security	Shares	Value

Professional Services (continued)
TransUnion	88,946	$7,214,410
Verisk Analytics, Inc.	75,611	11,957,124

		60,255,558

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	157,850	8,367,628
Howard Hughes Corp.(a)(b)	18,583	2,408,357
Jones Lang LaSalle, Inc.(a)	23,681	3,293,080

		14,069,065

Road & Rail — 1.0%
AMERCO(a)	4,300	1,677,172
CSX Corp.(a)	366,412	25,381,359
Genesee & Wyoming, Inc., Class A(b)	26,966	2,980,013
JB Hunt Transport Services, Inc.(a)	41,907	4,637,009
Kansas City Southern	47,319	6,293,900
Knight-Swift Transportation Holdings, Inc.(a)	58,602	2,127,253
Landstar System, Inc.(a)	18,476	2,080,028
Lyft, Inc., Class A(b)	14,786	603,860
Norfolk Southern Corp.	126,531	22,732,559
Old Dominion Freight Line, Inc.(a)	31,401	5,337,228
Ryder System, Inc.(a)	26,032	1,347,677
Schneider National, Inc., Class B	30,004	651,687
Uber Technologies, Inc.(a)(b)	90,044	2,743,641
Union Pacific Corp.	337,820	54,720,084

		133,313,470

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)(b)	475,894	13,796,167
Analog Devices, Inc.(a)	175,162	19,570,850
Applied Materials, Inc.	450,868	22,498,313
Broadcom, Inc.(a)	184,281	50,874,456
Cree, Inc.(a)(b)	52,200	2,557,800
Cypress Semiconductor Corp.	167,880	3,918,319
Entegris, Inc.	65,510	3,082,901
First Solar, Inc.(a)(b)	37,513	2,176,129
Intel Corp.(a)	2,123,782	109,438,486
KLA Corp.(a)	76,564	12,208,130
Lam Research Corp.(a)	70,692	16,337,628
Marvell Technology Group Ltd.(a)	308,780	7,710,237
Maxim Integrated Products, Inc.(a)	128,017	7,413,464
Microchip Technology, Inc.(a)	109,316	10,156,550
Micron Technology, Inc.(b)	525,410	22,513,818
MKS Instruments, Inc.(a)	26,952	2,487,131
Monolithic Power Systems, Inc.(a)	20,606	3,206,912
NVIDIA Corp.(a)	278,377	48,457,084
ON Semiconductor Corp.(a)(b)	191,019	3,669,475
Qorvo, Inc.(b)	57,628	4,272,540
QUALCOMM, Inc.(a)	580,156	44,254,300
Skyworks Solutions, Inc.(a)	82,921	6,571,489
Teradyne, Inc.(a)	81,294	4,707,736
Texas Instruments, Inc.	447,305	57,809,698

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.(a)	119,669	$11,476,257

		491,165,870

Software — 6.9%
Adobe, Inc.(b)	232,330	64,181,163
Alteryx, Inc., Class A(a)(b)	20,696	2,223,371
Anaplan, Inc.(b)	37,434	1,759,398
ANSYS, Inc.(a)(b)	39,802	8,810,571
Aspen Technology, Inc.(a)(b)	32,529	4,003,669
Atlassian Corp. PLC, Class A(b)	49,940	6,264,474
Autodesk, Inc.(b)	105,324	15,556,355
Avalara, Inc.(b)	19,406	1,305,830
Cadence Design Systems, Inc.(b)	131,132	8,665,203
CDK Global, Inc.(a)	56,121	2,698,859
Ceridian HCM Holding, Inc.(b)	38,958	1,923,356
Citrix Systems, Inc.	60,325	5,822,569
Coupa Software, Inc.(a)(b)	29,550	3,828,794
DocuSign, Inc.(a)(b)	73,940	4,578,365
Dropbox, Inc., Class A(a)(b)	96,146	1,939,265
Dynatrace, Inc.(a)(b)	17,320	323,364
Elastic NV(b)	21,103	1,737,621
Fair Isaac Corp.(b)	13,097	3,975,201
FireEye, Inc.(a)(b)	103,414	1,379,543
Fortinet, Inc.(b)	66,241	5,084,659
Guidewire Software, Inc.(a)(b)	37,716	3,974,512
HubSpot, Inc.(b)	19,263	2,920,463
Intuit, Inc.	118,069	31,399,270
LogMeIn, Inc.(a)	22,470	1,594,471
Manhattan Associates, Inc.(b)	31,244	2,520,454
Medallia, Inc.(a)(b)	8,487	232,798
Microsoft Corp.	3,608,922	501,748,426
New Relic, Inc.(a)(b)	21,325	1,310,421
Nuance Communications, Inc.(a)(b)	138,645	2,261,300
Nutanix, Inc., Class A(a)(b)	68,669	1,802,561
Oracle Corp.(a)	1,088,743	59,913,527
Pagerduty, Inc.(a)(b)	5,346	151,025
Paycom Software, Inc.(a)(b)	23,554	4,934,327
Pegasystems, Inc.(a)	18,050	1,228,303
Pluralsight, Inc., Class A(a)(b)	32,028	537,910
Proofpoint, Inc.(a)(b)	26,842	3,463,960
PTC, Inc.(a)(b)	47,557	3,242,436
RealPage, Inc.(a)(b)	36,442	2,290,744
RingCentral, Inc., Class A(a)(b)	33,405	4,197,672
salesforce.com, Inc.(b)	391,048	58,047,165
ServiceNow, Inc.(b)	88,849	22,554,319
Smartsheet, Inc., Class A(b)	38,733	1,395,550
SolarWinds Corp.(a)(b)	28,404	524,054
Splunk, Inc.(a)(b)	70,151	8,267,997
SS&C Technologies Holdings, Inc.(a)	104,649	5,396,749
Symantec Corp.	282,460	6,674,530
Synopsys, Inc.(b)	71,340	9,791,415
Trade Desk, Inc., Class A(a)(b)	18,615	3,491,243
Tyler Technologies, Inc.(b)	17,674	4,639,425
VMware, Inc., Class A(a)	37,373	5,608,192

Security	Shares	Value

Software (continued)
Workday, Inc., Class A(a)(b)	75,556	$12,841,498
Zendesk, Inc.(b)	50,665	3,692,465
Zscaler, Inc.(a)(b)	28,038	1,325,076
Zynga, Inc., Class A(a)(b)	387,994	2,258,125

		922,294,013

Specialty Retail — 2.3%
Advance Auto Parts, Inc.(a)	32,329	5,347,217
AutoNation, Inc.(a)(b)	27,108	1,374,376
AutoZone, Inc.(a)(b)	11,775	12,771,401
Best Buy Co., Inc.(a)	108,285	7,470,582
Burlington Stores, Inc.(a)(b)	30,675	6,129,479
CarMax, Inc.(a)(b)	77,541	6,823,608
Carvana Co.(b)	21,417	1,413,522
Dick’s Sporting Goods, Inc.(a)	32,815	1,339,180
Five Below, Inc.(b)	25,013	3,154,139
Floor & Decor Holdings, Inc., Class A(a)(b)	31,642	1,618,488
Foot Locker, Inc.(a)	49,800	2,149,368
Gap, Inc.(a)	98,978	1,718,258
Home Depot, Inc.	525,872	122,012,822
L Brands, Inc.(a)	108,526	2,126,024
Lowe’s Cos., Inc.	377,746	41,536,950
O’Reilly Automotive, Inc.(b)	36,231	14,438,416
Penske Automotive Group, Inc.(a)	15,197	718,514
Ross Stores, Inc.(a)	171,499	18,839,165
Tiffany & Co.(a)	56,388	5,223,220
TJX Cos., Inc.(a)	575,760	32,092,862
Tractor Supply Co.(a)	56,918	5,147,664
Ulta Salon Cosmetics & Fragrance, Inc.(a)(b)	26,611	6,670,047
Urban Outfitters, Inc.(a)(b)	31,154	875,116
Williams-Sonoma, Inc.(a)	36,306	2,468,082

		303,458,500

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	2,157,328	483,176,752
Dell Technologies, Inc., Class C(b)	71,356	3,700,522
Hewlett Packard Enterprise Co.(a)	648,699	9,840,764
HP, Inc.(a)	723,952	13,697,172
NCR Corp.(b)	55,013	1,736,210
NetApp, Inc.(a)	116,278	6,105,758
Pure Storage, Inc., Class A(a)(b)	103,161	1,747,547
Western Digital Corp.(a)	139,780	8,336,479
Xerox Holdings Corp.(b)	87,896	2,628,970

		530,970,174

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	67,961	2,253,587
Carter’s, Inc.(a)	20,161	1,838,885
Columbia Sportswear Co.(a)	15,339	1,486,196
Hanesbrands, Inc.(a)	165,064	2,528,780
Lululemon Athletica, Inc.(b)	55,448	10,675,403
NIKE, Inc., Class B	588,495	55,271,450
PVH Corp.	34,282	3,024,701

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.(a)	26,016	$2,483,747
Skechers U.S.A., Inc., Class A(b)	65,399	2,442,653
Tapestry, Inc.(a)	133,435	3,475,982
Under Armour, Inc., Class A(a)(b)	88,739	1,769,456
Under Armour, Inc., Class C(b)	98,963	1,794,199
VF Corp.	144,576	12,865,818

		101,910,857

Thrifts & Mortgage Finance — 0.0%
LendingTree, Inc.(b)	3,481	1,080,607
MGIC Investment Corp.(a)	161,969	2,037,570
New York Community Bancorp, Inc.(a)	221,693	2,782,247
TFS Financial Corp.(a)	20,191	363,842

		6,264,266

Tobacco — 0.7%
Altria Group, Inc.	893,255	36,534,129
Philip Morris International, Inc.	741,519	56,303,538

		92,837,667

Trading Companies & Distributors — 0.2%
Air Lease Corp.(a)	47,367	1,980,888
Fastenal Co.(a)	269,964	8,819,724
HD Supply Holdings, Inc.(b)	84,427	3,307,428
MSC Industrial Direct Co., Inc., Class A(a)	22,353	1,621,263
United Rentals, Inc.(a)(b)	36,624	4,564,815
Univar Solutions, Inc.(a)(b)	70,793	1,469,663
W.W. Grainger, Inc.(a)	21,118	6,275,214
Watsco, Inc.(a)	15,602	2,639,546
WESCO International, Inc.(b)	19,814	946,515

		31,625,056

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.(a)	33,742	1,331,797

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	84,857	10,541,785

Security	Shares	Value

Water Utilities (continued)
Aqua America, Inc.(a)	100,275	$4,495,328

		15,037,113

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	276,127	1,703,704
T-Mobile U.S., Inc.(a)(b)	149,518	11,777,533
Telephone & Data Systems, Inc.	52,824	1,362,859
United States Cellular Corp.(a)(b)	6,801	255,581

		15,099,677

Total Common Stocks — 97.9% (Cost — $10,532,303,449)		13,118,092,409

Investment Companies — 0.8%

United States — 0.8%
iShares Russell 1000 ETF(a)(e)	641,818	105,604,734

Total Investment Companies — 0.8% (Cost — $99,450,488)		105,604,734

Total Long-Term Investments — 98.7% (Cost — $10,631,753,937)		13,223,697,143

Short-Term Securities — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	1,730,895,293	1,731,760,741
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(d)(e)	191,372,467	191,372,467

Total Short-Term Securities — 14.3% (Cost — $1,922,729,534)		1,923,133,208

Total Investments — 113.0% (Cost — $12,554,483,471)		15,146,830,351

Liabilities in Excess of Other Assets — (13.0)%		(1,745,115,792)

Net Assets — 100.0%		$13,401,714,559

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio

(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	799,897,976	930,997,317	—	1,730,895,293	$1,731,760,741	$2,890,466	(c)	$13,629	$370,390
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	150,337,223	41,035,244	—	191,372,467	191,372,467	2,090,771		—	—
BlackRock, Inc.	52,998	3,455	(751)	55,702	24,823,039	537,913		(231,335)	2,919,716
iShares Russell 1000 ETF	206,819	2,615,419	(2,180,420)	641,818	105,604,734	1,251,127		(1,566,306)	6,172,560

					$2,053,560,981	$6,770,277		$(1,784,012)	$9,462,666

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	897	12/20/19	$133,586	$(711,873)
S&P MidCap 400 E-Mini Index	63	12/20/19	12,209	(67,799)

				$(779,672)

Schedule of Investments (unaudited) (continued) September 30, 2019	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$13,223,697,143	$—	$—	$13,223,697,143
Short-Term Securities	1,923,133,208	—	—	1,923,133,208

	$15,146,830,351	$—	$—	$15,146,830,351

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(779,672)	$—	$—	$(779,672)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.